16. Convertible Notes And Warrants Derivative Financial Instruments (Details Narrative)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Fair Value of Derivative Liability	3,168		3,168
Gain on derivatives recognized in the consolidated statements of operations		3,168	347,565	3,429,479	508
Amortization of discount on convertible notes payable	6,400,000
Amortization of deferred loan costs	474,399